Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Receivables, allowance for doubtful accounts	$ 0	$ 0
Property and equipment, accumulated dereciation	1,581	1,491
Short term debt, net of discount	978	0
Long term debt, net of discount	$ 0	$ 0
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	55,053,458	55,007,761
Common stock, shares outstanding (in shares)	55,053,458	55,007,761